11. Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Deposits Tables
Schedule of deposits
	12/31/2018	12/31/2017
Judicial deposits	726,491	508,515
Maintenance deposits	647,057	484,565
Deposits in guarantee for lease agreements	238,747	170,679
Total	1,612,295	1,163,759